Commitments and Contingencies (Details) (USD $)	Dec. 31, 2012
Future minimum lease payments due under operating and capital leases
Operating Leases 2013	$ 11,046,000
Capital Leases 2013	73,562,000
Operating Leases 2014	11,267,000
Capital Leases 2014	1,219,000
Operating Leases 2015	11,072,000
Capital Leases 2015	8,984,000
Operating Leases 2016	11,168,000
Capital Leases 2016	559,000
Operating Leases 2017	11,180,000
Capital Leases 2017	559,000
Operating Leases Thereafter	644,257,000
Capital Leases Thereafter	970,000
Operating Lease Total	699,990,000
Capital Leases Total	$ 85,853,000